Prospectus supplement dated May 30, 2017
to the following prospectus(es):
America's marketFLEX Annuity dated May 1, 2016
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure change is made to the prospectus:
(1)	A supplement dated May 1, 2017 incorrectly indicated that the Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class was an available investment option under the contract/policy. Any reference to the Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class is hereby deleted and replaced with the following:
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
PRO-0002-30